Financial instruments - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($) Tons	Dec. 31, 2025 CAD ($) Tons	Mar. 31, 2024 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Current trade receivables	$ 227.6	$ 192.7
Accounts receivable overdue amount	$ 9.8	$ 9.3
Percentage of accounts receivable overdue	4.30%	5.40%
Accounts receivable overdue period	90 days
Allowance account for credit losses of financial assets	$ 8.8	$ 9.0	$ 3.1
Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	$ 0.0	$ 0.4
Commodity price risk [member] | Commodity Based Swap Contracts [Member]
Disclosure Of Financial Instruments [Line Items]
Aggregate notional quantity outstanding | Tons	0	0
Accounts Receivable [Member]
Disclosure Of Financial Instruments [Line Items]
Allowance account for credit losses of financial assets	$ 8.8	$ 9.0
Bottom of range [member] | One Customer [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of entity's revenue	10.00%